united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Principal ($)			Fair Value

	SHORT-TERM INVESTMENT - 11.3%
	U.S. TREASURY - 11.3%
50,000,000	United States Treasury Bill due 11/16/2017, 0.030%		$49,894,444
	TOTAL SHORT-TERM INVESTMENT (Cost $49,897,444)

	TOTAL INVESTMENTS - 11.3% (Cost $49,897,444) (a)		$49,894,444
	OTHER ASSETS LESS LIABILITIES - 88.7% (b)		392,954,774
	NET ASSETS - 100.0%		$442,849,218

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ -

(b) Includes unrealized gain/loss on derivatives contracts.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2017
Open Long Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
2,486	3 Mo Euro (Euribor)	Mar-18	$ 623,333,425	$ 151,467
747	3 MO Sterling (Short Sterling)	Dec-17	94,065,975	-
146	AEX Index (Amsterdam)	Sep-17	15,061,360	(321,485)
235	CAC 40 10 Euro Future	Sep-17	11,948,575	(302,531)
185	Cattle Feeder Future +	Oct-17	13,255,250	(206,425)
256	Copper Future +	Dec-17	19,830,400	700,800
922	Crude Palm Oil Future +	Nov-17	62,373,300	725,252
42	Dax Index	Sep-17	12,669,300	(995,225)
221	DJIA Mini E-CBOT	Sep-17	24,254,750	740,350
505	Euro STOXX 50	Sep-17	17,291,200	(880,948)
2,504	Euro Schatz	Sep-17	281,111,560	341,140
260	FTSE 100 Index	Sep-17	19,324,500	(141,276)
1,240	FTSE China A50	Sep-17	14,997,800	353,400
117	FTSE/MIB Index Future	Sep-17	12,672,855	629,172
75	Hang Seng Index Future	Sep-17	104,763,750	270,811
310	H-Shares Index Futures	Sep-17	174,716,000	2,100,635
161	IBEX-35 Index	Sep-17	16,587,830	(483,922)
262	Live Cattle Future +	Oct-17	11,045,920	(1,307,180)
304	LME Lead Future +	Sep-17	18,023,400	1,046,106
290	LME Lead Future +	Dec-17	17,376,438	5,437
371	LME Pri Aluminum Future +	Sep-17	19,507,644	1,673,644
338	LME Pri Aluminum Future +	Dec-17	17,926,675	(154,212)
45	LME Tin Future +	Sep-17	4,690,125	142,875
286	LME Zinc Future +	Sep-17	22,470,663	4,139,629
183	LME Zinc Future +	Dec-17	14,395,238	45,750
19	Lumber Future +	Nov-17	777,062	3,025
235	MSCI EAFE Index Mini	Sep-17	22,733,900	363,520
249	MSCI Emerging Markets Index Mini	Sep-17	13,523,190	966,045
604	MSCI Sinapore IX ETF Index	Sep-17	22,061,100	(11,107)
601	MSCI Taiwan Index	Sep-17	23,811,620	270,450
190	Nasdaq 100 E-Mini	Sep-17	22,764,850	879,700
909	Nikkei 225 Mini	Sep-17	1,789,821,000	(190,864)
28	Oat Future +	Dec-17	331,800	(32,537)
933	OMXS30 Index	Sep-17	144,101,850	(67,499)
104	Palladium Future +	Dec-17	9,695,400	23,785
278	Red Wheat Future +	Dec-17	8,902,950	(1,709,237)
364	Russell 2000 Mini Future	Sep-17	25,560,080	(407,240)
273	S&P 500 E-Mini Future	Sep-17	33,715,500	414,920
147	S&P Midcap 400 Emini	Sep-17	25,436,880	(581,870)
1,471	SGX Nifty 50 Index	Sep-17	29,237,596	(8,791)
318	SPI 200 Index Future	Sep-17	45,219,600	(446,675)
104	TOCOM Rubber Future +	Jan-18	112,632,000	4,565
363	TOCOM Gold +	Jun-18	1,673,430,000	309,295
110	TOPIX Index Future	Sep-17	1,783,100,000	207,002
	Net Unrealized Appreciation from Open Long Futures Contracts			$ 8,259,751
+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2017
Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
3,000	Bank Accept	Dec-17	$ 738,825,000	$ 2,163,273
277	Brent Crude Future +	Nov-17	14,642,220	(196,670)
599	CAN 10yr Bond Future	Dec-17	82,811,750	(86,508)
226	CBOE VIX Future +	Sep-17	2,853,250	9,520
317	Cocoa Future +	Dec-17	6,105,420	497,750
363	Cocoa Future - ICE +	Dec-17	5,524,860	253,517
368	Coffee Future +	Dec-17	17,850,300	1,759,500
1,428	Corn Future +	Dec-17	25,543,350	473,275
209	Euro BUXL30yr Bond	Sep-17	35,183,060	(1,992,022)
747	Euro CHF 3MO - ICE	Dec-17	188,131,950	(205)
772	KC HRW Wheat Future +	Dec-17	16,839,250	613,375
371	LME Aluminum +	Sep-17	19,507,644	(149,856)
304	LME Lead Future +	Sep-17	18,023,400	(40,150)
45	LME Tin Future +	Sep-17	4,690,125	(450,992)
286	LME Zinc Future +	Sep-17	22,470,663	(1,586,953)
1,714	Mill Wheat Euro +	Dec-17	13,840,550	705,947
431	Natural Gas Future +	Oct-17	13,102,400	(126,740)
289	NYME Light Sweet Crude Oil +	Oct-17	13,649,470	34,680
194	Silver Future +	Dec-17	17,047,750	(499,550)
557	Soybean Meal Future +	Dec-17	16,682,150	(135,170)
1,021	Wheat Future (CBT) +	Dec-17	22,181,225	1,045,975
381	White Sugar (ICE) +	Oct-17	7,370,445	(6,905)
382	World Sugar #11 +	Oct-17	6,160,896	(132,630)
342	WTI Crude Future +	Oct-17	16,152,660	(167,580)
	Net Unrealized Appreciation from Open Short Futures Contracts			$ 1,984,881

	Net Unrealized Appreciation from Open Futures Contracts			$10,244,632

+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
August 31, 2017

As of August 31, 2017, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:

Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Counterparty	Unrealized Appreciation/ (Depreciation)
To Buy:
9/20/2017	69,000,000	AUD	69,118,680	CAD	$ 55,141,578	Jefferies Financial Services, Inc.	$ (2,887,001)
9/20/2017	39,000,000	AUD	3,242,460,000	JPY	29,488,805	Jefferies Financial Services, Inc.	46,391
9/20/2017	110,000,000	AUD	85,646,000	USD	87,227,158	Jefferies Financial Services, Inc.	1,581,158
9/20/2017	67,572,390	CAD	69,000,000	AUD	54,715,217	Jefferies Financial Services, Inc.	(2,401,593)
9/20/2017	46,000,000	CAD	4,065,158,000	JPY	36,970,897	Jefferies Financial Services, Inc.	(1,207,574)
9/20/2017	63,000,000	CAD	50,396,775	USD	50,260,211	Jefferies Financial Services, Inc.	(136,564)
9/20/2017	55,000,000	CHF	6,474,765,000	JPY	58,885,255	Jefferies Financial Services, Inc.	(1,485,662)
9/20/2017	1,230,535,800	CZK	54,000,000	USD	56,112,788	Jefferies Financial Services, Inc.	2,112,788
9/20/2017	47,000,000	EUR	6,006,459,000	JPY	54,626,210	Jefferies Financial Services, Inc.	(976,652)
9/20/2017	49,000,000	EUR	57,262,380	USD	58,319,181	Jefferies Financial Services, Inc.	1,056,801
9/20/2017	35,000,000	EUR	31,806,950	GBP	41,013,620	Jefferies Financial Services, Inc.	161,496
9/20/2017	34,000,000	GBP	44,289,590	USD	43,841,459	Jefferies Financial Services, Inc.	(448,131)
9/20/2017	386,100,000	JPY	3,000,000	EUR	3,570,562	Jefferies Financial Services, Inc.	(38,254)
9/20/2017	2,887,511,000	JPY	22,000,000	EUR	26,184,122	Jefferies Financial Services, Inc.	40,625
9/20/2017	680,000,000	MXN	37,393,456	USD	38,029,713	Jefferies Financial Services, Inc.	636,257
9/20/2017	416,054,600	NOK	52,000,000	USD	53,502,630	Jefferies Financial Services, Inc.	1,502,630
9/20/2017	84,000,000	NZD	61,251,120	USD	60,138,064	Jefferies Financial Services, Inc.	(1,113,056)
9/20/2017	176,000,000	PLN	46,633,635	USD	49,258,143	Jefferies Financial Services, Inc.	2,624,508
9/20/2017	792,000,000	RUB	13,484,409	USD	13,585,781	Jefferies Financial Services, Inc.	101,372
9/20/2017	770,000,000	RUB	12,761,000	USD	13,208,399	Jefferies Financial Services, Inc.	447,399
9/20/2017	261,253,930	SEK	30,700,000	USD	32,869,069	Jefferies Financial Services, Inc.	2,169,069
9/20/2017	43,287,950	USD	34,000,000	GBP	43,841,459	Jefferies Financial Services, Inc.	(553,509)
9/20/2017	30,700,000	USD	266,510,537	SEK	33,530,417	Jefferies Financial Services, Inc.	(2,830,417)
9/20/2017	43,458,250	USD	55,000,000	AUD	43,613,579	Jefferies Financial Services, Inc.	(155,329)
9/20/2017	27,000,000	USD	595,506,600	CZK	27,155,273	Jefferies Financial Services, Inc.	(155,273)
9/20/2017	24,486,957	USD	88,000,000	PLN	24,629,072	Jefferies Financial Services, Inc.	(142,115)
9/20/2017	3,636,000	USD	5,000,000	NZD	3,579,647	Jefferies Financial Services, Inc.	56,353
9/20/2017	9,000,000	USD	71,226,900	NOK	9,159,438	Jefferies Financial Services, Inc.	(159,438)
9/20/2017	301,531,230	ZAR	23,100,000	USD	23,123,625	Jefferies Financial Services, Inc.	23,625
9/20/2017	181,766,010	SEK	23,000,000	USD	22,987,949	Jefferies Financial Services, Inc.	(12,051)

To Sell:
9/20/2017	69,118,680	CAD	69,000,000	AUD	54,715,217	Jefferies Financial Services, Inc.	2,460,640
9/20/2017	3,242,460,000	JPY	39,000,000	AUD	30,925,992	Jefferies Financial Services, Inc.	1,390,796
9/20/2017	69,000,000	AUD	67,572,390	CAD	53,907,977	Jefferies Financial Services, Inc.	1,594,353
9/20/2017	4,065,158,000	JPY	46,000,000	CAD	36,697,932	Jefferies Financial Services, Inc.	934,609
9/20/2017	6,474,765,000	JPY	55,000,000	CHF	57,307,635	Jefferies Financial Services, Inc.	(91,958)
9/20/2017	6,006,459,000	JPY	47,000,000	EUR	55,938,806	Jefferies Financial Services, Inc.	2,289,248
9/20/2017	31,806,950	GBP	35,000,000	EUR	41,656,558	Jefferies Financial Services, Inc.	481,442
9/20/2017	3,000,000	EUR	386,100,000	JPY	3,511,417	Jefferies Financial Services, Inc.	(20,891)
9/20/2017	22,000,000	EUR	2,887,511,000	JPY	26,260,694	Jefferies Financial Services, Inc.	35,947

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$ 6,932,039

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Longboard Managed Futures Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury	$ -	$49,894,444	$ -	$ 49,894,444
Open Future Contracts	10,244,632	-	-	10,244,632
Forward Foreign Currency Exchange Contracts	-	6,932,039	-	6,932,039
Total	$ 10,244,632	$56,826,483	$ -	$ 67,071,115

	There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
	The Fund did not hold any Level 3 securities during the period.
	* See Portfolio of Investments for industry classifications.

	Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

	LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

	LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at August 31, 2017	% of Fund Net Assets at August 31, 2017
LFL-CFC	8/15/12	$86,329,987	19.49%

	Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

	Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

	Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

	Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

	The value of the derivative instruments outstanding as of August 31, 2017, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Longboard Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017

	TOTAL INVESTMENT - 0.0% (Cost $0) (a)		$ -
	OTHER ASSETS LESS LIABILITIES - 100.0% (b)		12,725,733
	NET ASSETS - 100.0%		$ 12,725,733

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ -

(b) Includes unrealized appreciation on swap contract.

SWAP CONTRACTS			Unrealized Gain / (Loss)
The Scotiabank total return basket swap provides exposure to the daily total returns of a basket of equity securities. This basket is managed on a daily basis, by the advisor, according to the investment rules corresponding to the Longboard long/short program. According to the terms of the swap, Longboard can modify, at a daily frequency (T+1 basis), the notional value, as well purchase or liquidate the constituent individual securities and futures contracts. The swap pays a finanancing fee of 1 Month LIBOR plus 40bps.The swap became effective on March 20, 2015 and is reset on a monthly basis. (Notional Value $42,125,272)
Total Net Unrealized Appreciation on Swap Contract:			$ 600,151

Additional Information — Total Return Basket Swaps
The following table represents the top 50 individual positions and related values within the total return basket swap as of August 31, 2017.
REFERENCE
ENTITY	Shares	Notional	Net Unrealized Appreciation (Depreciation)
Common Stock
Aerospace/Defense
General Dynamics Corp.	309	$ 62,217	$ 1,075
Northrop Grumman Corp.	251	68,325	1,082
			2,157
Beverages
The Coca-Cola Co.	1,400	63,770	182

Chemicals
Ecolab, Inc.	500	66,650	920

Commercial Services
Moody's Corp	500	67,015	675
Rollins Inc	1,400	62,174	(574)
S&P Global Inc	400	61,732	936
			1,037
Computers
Accenture PLC	500	65,380	760
Amdocs Ltd	1,000	64,790	1,060
Apple Inc	400	65,600	1,012
Leidos Holdings Inc	1,100	64,152	2,662
Synopsys Inc	800	64,336	1,304
			6,798
Diversified Financal Services
BlackRock, Inc.	150	62,852	700
The NASDAQ OMX Group, Inc.	900	67,842	(225)
			475

Longboard Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017

ENTITY	Shares	Notional	Net Unrealized Appreciation (Depreciation)
Electric
Alliant Energy Corp.	1,600	$ 68,384	$ (544)
CMS Energy Corp.	1,400	67,956	(126)
Consolidated Edison, Inc.	800	67,416	(256)
Dominion Resources, Inc.	800	63,016	(1,096)
Edison International	800	64,144	(544)
El Paso Electric Co.	1,200	66,660	300
NorthWestern Corp.	1,000	60,320	(450)
			(2,716)
Engineering & Construction
SBA Communications Corp.	400	61,420	476

Entertainment
Vail Resorts, Inc.	300	68,385	2,790

Gas
Atmos Energy Corp.	800	70,432	(520)

Healthcare-Products
Intuitive Surgical, Inc.	62	62,289	1,158
Teleflex Inc	300	63,525	1,311
			2,469
Insurance
American Financial Group, Inc.	600	61,086	180
The Hartford Financial Services Group, Inc.	1,200	64,884	(504)
The Progressive Corp.	1,300	60,424	(1,079)
			(1,403)
Machinery-Diversified
BWX Technologies, Inc.	1,100	60,192	1,342
XYLEM, Inc.	1,000	62,070	910
			2,252

Media
Liberty Broadband Corp	600	60,858	1,272
Time Warner Inc	600	60,660	(360)
			912
Miscellaneous Manufacturer
3M Co.	300	61,296
			558
Packaging & Containers
Ball Corp.	1,600	63,984	1,456
Crown Holdings Inc	1,100	64,933	2,134
			3,590
Pharmaceuticals
Johnson & Johnson	500	66,185	315
Zoetis, Inc.	1,000	62,700	1,160
			1,475
Real Estate Investment Trusts (REITS)
Alexandria Real Estate Equities, Inc.	500	60,655	1,005
Liberty Property Trust	1,500	63,900	1,425
STAG Industrial, Inc.	2,200	61,578	528
Starwood Property Trust, Inc.	2,900	64,409	174
			3,132

Longboard Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017

ENTITY	Shares	Notional	Net Unrealized Appreciation (Depreciation)
Retail
Copart Inc	2,000	$ 65,380	$ 2,600
Yum! Brands Inc	800	61,456	488
			3,088
Semiconductors
Maxim Integrated Products Inc	1,300	60,658	1,976
Microchip Technology Inc	700	60,760	2,128
			4,104
Software
Adobe Systems, Inc.	400	62,064	1,348

Telecommunications
Harris Corp.	500	61,450	785
Motorola Solutions, Inc.	700	61,684	574
			1,359
Transportation
FedEx Corp.	300	64,314	1,662
Total Common Stock			36,145

Net Cash, Investments and Other Receivables/(Payables) (b)			564,006

Swaps, at Value			$ 600,151

(a) Notional value represents the market value (including any fees or commissions) of the positions when they are established.
(b) Cash, Investments and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Longboard Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2017

Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation) +
(34)	S&P 500 E-mini Future	Sep-17	$ (4,199,000)	$ (59,160)
(24)	S&P MID 400 E-mini	Sep-17	(4,152,960)	75,600
(242)	Russell 2000 Mini	Sep-17	(33,986,480)	29,560
Net Unrealized Appreciation from Open Short Futures Contracts				$ 46,000

+ The amount represents fair value derivative instruments subject to index risk exposure as of August 31, 2017.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board") . The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2017 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the curren
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/27/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/27/2017